Revenues (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Revenues by Type and Geography
The following tables disaggregate revenues by type and geography and reconciles them to reportable segments (see note 4)
.

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total
Year ended December 31,	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Recurring	2,523	2,367	1,218	1,143	733	682	576	566	-	-	5,050	4,758
Transactions	189	168	231	224	173	154	98	62	-	-	691	608
Global Print	-	-	-	-	-	-	-	-	609	620	609	620
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(2)	(2)
Total	2,712	2,535	1,449	1,367	906	836	674	628	609	620	6,348	5,984

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News			Global Print		Total
Year ended December 31,	2021	2020	2021	2020	2021	2020	2021	(1)	2020	2021	2020	2021	2020
U.S.	2,139	2,027	1,197	1,129	750	704	119		418	424	436	4,629	4,714
Canada (country of domicile)	64	51	10	10	33	27	4		4	83	81	194	173
Other	25	19	49	45	90	76	7		9	17	17	188	166
Americas (North America, Latin America, South America)	2,228	2,097	1,256	1,184	873	807	130		431	524	534	5,011	5,053
U.K.	276	249	107	109	19	15	376		35	41	41	819	449
Other	69	60	49	41	-	2	110		105	16	15	244	223
EMEA (Europe, Middle East and Africa)	345	309	156	150	19	17	486		140	57	56	1,063	672
Asia Pacific	139	129	37	33	14	12	58		57	28	30	276	261
Eliminations/Rounding	-	-	-	-	-	-	-		-	-	-	(2)	(2)
Total	2,712	2,535	1,449	1,367	906	836	674		628	609	620	6,348	5,984
(1)
Revenues from the Reuters News agreement with LSEG’s Refinitiv business were moved from the U.S. to the U.K. in January
2021
following the sale of Refinitiv, a U.S. company, to LSEG, a U.K. company.

Summary of of Deferred Income

	December 31,

	2021	2020	2019
Deferred revenue	874	866	833

Summary of Remaining Performance Obligations	The Company expects to recognize these revenues as follows:

	December 31,

	2021	2020
1 year	25%	25%
Between 1 and 2 years	13%	13%
Between 2 and 3 years	8%	8%
Later than 3 years	54%	54%